SCHEDULE OF DEBT (Details) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 13, 2023	May 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Conversion to non-convertible loan	$ (1.00)	$ (1.00)
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2021 and January 1, 2022			$ 10,000,000	$ 21,000,000	$ 21,000,000
Repayment during the year				(3,500,000)	(3,500,000)	$ (10,500,000)
Conversion to non-convertible loan					(7,500,000)
Convertible Bond replacement
Total principal balance as of December 31, 2022					10,000,000	21,000,000
Seamless Group Inc [Member] | Convertible Bond B [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2021 and January 1, 2022				20,000,000	20,000,000
Repayment during the year					(3,500,000)
Conversion to non-convertible loan					(7,500,000)
Convertible Bond replacement					(9,000,000)
Total principal balance as of December 31, 2022						20,000,000
Seamless Group Inc [Member] | Convertible Bond C [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2021 and January 1, 2022				1,000,000	1,000,000
Repayment during the year
Conversion to non-convertible loan
Convertible Bond replacement					(1,000,000)
Total principal balance as of December 31, 2022						1,000,000
Seamless Group Inc [Member] | Convertible Bond D [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2021 and January 1, 2022			$ 10,000,000
Repayment during the year
Conversion to non-convertible loan
Convertible Bond replacement					10,000,000
Total principal balance as of December 31, 2022					$ 10,000,000